NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2025
SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 96.49%
	Communication Services - Media & Entertainment -- 9.10%
1,083,460	Alphabet Inc. Class C	$192,194,969
99,560	Meta Platforms, Inc.	73,484,240
46,305	Netflix, Inc.*	62,008,415
718,899	Trade Desk, Inc. Class A*	51,753,539
		379,441,163

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 10.10%
850,401	Amazon.com, Inc.*	186,569,475
218,308	Home Depot, Inc.	80,040,445
813,600	O'Reilly Automotive, Inc.*	73,329,768
657,130	TJX Companies Inc	81,148,984
		421,088,672

	Consumer Discretionary - Consumer Services -- 4.13%
1,076,335	Chipotle Mexican Grill, Inc.*	60,436,210
178,045	McDonald's Corporation	52,019,408
653,460	Starbucks Corporation	59,876,540
		172,332,158

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.09%
87,870	Costco Wholesale Corporation	86,986,028

	Consumer Staples - Food, Beverage & Tobacco -- 1.08%
634,330	The Coca-Cola Company	44,878,847

	Consumer Staples - Household & Personal Products -- 1.31%
2,611,142	Kenvue Inc.	54,651,202

	Financials - Banks -- 1.45%
208,430	JPMorgan Chase & Co.	60,425,941

	Financials - Financial Services -- 9.15%
481,404	Fiserv, Inc.*	82,998,864
395,000	Intercontinental Exchange, Inc.	72,470,650
123,945	Mastercard Incorporated Class A	69,649,653
164,740	S&P Global, Inc.	86,865,755
195,120	Visa Inc. Class A	69,277,356
		381,262,278

	Financials - Insurance -- 1.54%
180,507	Aon Plc Class A	64,397,677

	Health Care - Health Care Equipment & Services -- 5.28%
605,000	Alcon AG	53,409,400
624,170	Boston Scientific Corporation*	67,042,100
163,895	Stryker Corporation	64,841,779

111,970	UnitedHealth Group Incorporated	34,931,281
		220,224,560
	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 6.16%
1,002,813	AstraZeneca PLC	70,076,572
91,560	Eli Lilly & Company	71,373,767
1,255,950	Sanofi Sponsored ADR	60,674,945
134,363	Thermo Fisher Scientific Inc.	54,478,822
		256,604,106

	Industrials - Capital Goods -- 4.65%
918,155	Carrier Global Corporation	67,199,764
1,320,580	Fastenal Company	55,464,360
650,000	Fortive Corp.	33,884,500
151,040	Illinois Tool Works Inc.	37,344,640
		193,893,264

	Industrials - Commercial & Professional Services -- 2.63%
269,375	Cintas Corporation	60,035,606
266,240	Waste Connections, Inc.	49,712,333
		109,747,939

	Information Technology - Semiconductors & Semiconductor Equipment -- 9.65%
506,519	Advanced Micro Devices, Inc.*	71,875,046
50,895	KLA Corporation	45,588,687
440,450	Lam Research Corporation	42,873,403
1,152,620	NVIDIA Corporation	182,102,434
288,096	Texas Instruments Incorporated	59,814,492
		402,254,062

	Information Technology - Software & Services -- 22.18%
225,368	Accenture plc	67,360,242
161,434	Adobe Incorporated*	62,455,586
226,669	Atlassian Corp Class A*	46,034,207
147,038	Cadence Design Systems, Inc.*	45,309,760
422,303	Microsoft Corporation	210,057,735
222,630	Palo Alto Networks, Inc.*	45,559,003
80,000	Roper Technologies, Inc.	45,347,200
270,220	Salesforce, Inc.	73,686,292
73,095	ServiceNow, Inc.*	75,147,508
331,870	Snowflake Inc.*	74,262,550
105,922	Synopsys, Inc.*	54,304,091
280,695	Workday, Inc. Class A*	67,366,800
184,180	Zscaler, Inc.*	57,821,469
		924,712,443

	Information Technology - Technology Hardware & Equipment -- 3.13%
583,760	Apple Inc.	119,770,039
216,667	Ralliant Corporation*	10,506,167
		130,276,206

	Materials - Materials -- 2.86%
202,240	Sherwin-Williams Company	69,441,126
190,310	Vulcan Materials Company	49,636,654
		119,077,780
	TOTAL COMMON STOCKS

	(cost $1,885,956,643)	4,022,254,326

SHORT-TERM INVESTMENTS -- 3.56%
	Money Market Deposit Account - 0.32%
$13,182,291	U.S. Bank Money Market, 4.20%	13,182,291

	Money Market Fund - 0.84%
35,000,000	First American Money Market Funds Government Obligations Fund - X Class,
	7-day net yield, 4.265%	35,000,000

	U.S. Government Securities - 2.40%
50,000,000	U.S. Treasury Bill 07/10/2025, 4.251%	49,947,646
50,322,000	U.S. Treasury Bill 08/07/2025, 4.335%	50,101,828
		100,049,474

	TOTAL SHORT-TERM INVESTMENTS
	(cost $148,237,334)	148,231,765

	TOTAL INVESTMENTS
	(cost $2,034,193,977) - 100.05%	4,170,486,091

	LIABILITIES, NET OF OTHER ASSETS - (0.05)%	(2,042,364)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$4,168,443,727

* Non-income producing security.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820 -10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2025, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$4,022,254,326
Money Market Deposit Account	13,182,291
Money Market Fund	35,000,000
Level 2
U.S. Government Securities	100,049,474
Level 3
None	—
Total	$4,170,486,091

(1) See Schedule above for further detail by industry.